U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment [  ]: Amendment Number
	This Amendment (check only one):	[  ]  is a restatement.
							[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		FBL Investment Management Services, Inc.
Address:	5400 University Avenue  West Des Moines  Iowa   50266-5997

Form 13F File Number:	28-03441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jennifer Morgan
Title:	Director Investment Compliance and Asst. Secretary
Phone:	(515) 226-6708

Signature, Place and Date of Signing:

/s/Jennifer Morgan     		West Des Moines, IA	05/15/13
Signature			City, State		Date

Report Type (check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in the report.
[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[  ]	13F COMBINATIONS REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:		None

FORM 13F
SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	66
Form 13F Information Table Value Total:	$363,953

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None


                                                                      Item 6:Inv Discretion
             Item 1:              Item 2: Item 3:  Item 4:   Item 5:  (a)Sole(b)Share(c)ShareItem 7Item 8:
                                   Title            Total                    as def.  Other        Voting Auth (Shares)
          Name of Issuer          of Clas  Cusip   Mktvalue  Shares          Instr.V          Mgrs (a)Sole(b)Share(c)None
ALLSTATE CORP                     PFD    020002309    2,094     80,000   x                            x
BANK OF AMERICA                   PFD    060505831    1,522     60,000   x                            x
COBANK                            PFD    19075Q805    5,314     50,000   x                            x
DIAMOND HILL SMALL CAP FD - I     MF     25264S858    1,493     50,829   x                            x
ENTERGY ARKANSAS                  PFD    29364D761    1,012     40,000   x                            x
ENTERGY MISSISSIPPI INC           PFD    29364N850    1,251     50,000   x                            x
FEDERATED CAP APPRECIAT-IS        COM    314172396    2,013     94,065   x                            x
FEDERATED BOND FUND               COM    31420F509    1,049    109,059   x                            x
FEDERATED TOTAL RETURN BD-IS      COM    31428Q101      156     13,738   x                            x
FIFTH STREET FINANCE CORP         PFD    31679B308        0    200,000   x                            x
FIRST AMERICAN                    MF     31846V567   11,252 11,251,554   x                            x
FRANKLIN GROWTH FUND              MF     353496839    2,222     40,799   x                            x
T ROWE PRICE INST LARGE CAP       MF     45775L200    3,371    212,576   x                            x
ISHARES                           MF     464287101    2,029     28,810   x                            x
ISHARES                           MF     464287200   13,524     85,945   x                            x
ISHARES                           COM    464287226      288      2,605   x                            x
ISHARES                           MF     464287242    1,023      8,530   x                            x
ISHARES                           MF     464287465    8,501    144,135   x                            x
ISHARES                           MF     464287564    2,220     26,920   x                            x
ISHARES                           MF     464287598   11,011    135,650   x                            x
ISHARES                           MF     464287614    2,916     40,855   x                            x
ISHARES                           MF     464287630   10,315    123,075   x                            x
ISHARES                           MF     464287648    8,611     80,000   x                            x
ISHARES                           MF     464288588      632      5,857   x                            x
ISHARES                           MF     464288869    1,135     19,355   x                            x
JP MORGAN CHASE & CO              PFD    46625HHA1    1,149      1,000   x                            x
JPMORGAN US TREAS PL  MMK-AG      MF     4812C2$12   85,180 85,180,311   x                            x
JPMORGAN US TREAS PL  MMK-AG      MF     4812C2$J9   59,594 59,594,314   x                            x
M&T BANK CORP                     PFD    55261F708    5,300      5,000   x                            x
MERIDIAN GROWTH FUND INC          MF     589619105    3,300     75,319   x                            x
METLIFE INC                       PFD    59156R504    1,511     60,000   x                            x
NORTHERN INSTL                    MF     665278$PW       56     56,025   x                            x
NORTHERN INSTL                    MF     665278107    6,405  6,405,034   x                            x
PNC FINANCIAL SERVICES            PFD    693475857    6,364    230,000   x                            x
PNC FINANCIAL SERVICES            PFD    693475AJ4    4,527      4,500   x                            x
POWERSHARES                       MF     73935S105    1,317     48,215   x                            x
T ROWE PRICE GROWTH STOCK FUND    MF     741479109    2,485     61,046   x                            x
PRINCIPAL FINANCIAL GROUP         PFD    74251V201    5,985     60,000   x                            x
PRINCIPAL FINANCIAL GROUP         PFD    74251V300    5,304    200,000   x                            x
REINSURANCE GROUP OF AMERICA      PFD    759351703    5,446    200,000   x                            x
STANDARD AND POORS 500 INDEX      COM    78462F103    4,966     31,695   x                            x
SPDR                              MF     78463X509      860     13,177   x                            x
SPDR                              MF     78463X863      978     22,749   x                            x
SPDR                              MF     78463X871      724     23,618   x                            x
SPDR BARCLAYS HIGH YIELD          MF     78464A417    4,152    101,000   x                            x
SOUTHERN CALIFORNIA EDISON        PFD    842400756    1,232     12,186   x                            x
U S BANCORP                       PFD    902973817    7,795    280,000   x                            x
U S BANCORP                       PFD    902973833    5,375    180,000   x                            x
U S BANCORP                       PFD    902973866    1,836      2,000   x                            x
VANGUARD MEGA CAP                 MF     921910816    7,116    118,500   x                            x
VANGUARD                          MF     921943858    1,212     33,273   x                            x
VANGUARD WINDSOR II               MF     922018304    2,674     46,486   x                            x
VANGUARD                          MF     922031794      213     19,664   x                            x
VANGUARD                          MF     922031810      432     42,361   x                            x
VANGUARD INDEX FUNDS MSCI EMER    MF     922042841    1,821     50,935   x                            x
VANGUARD INDEX FUNDS MSCI EMER    MF     922042858    7,314    170,510   x                            x
VANGUARD                          MF     92206C409    6,997     87,100   x                            x
VANGUARD                          MF     92206C870    1,603     18,350   x                            x
VANGUARD                          MF     922908512    1,405     20,904   x                            x
VANGUARD                          MF     922908538    1,298     16,853   x                            x
VANGUARD                          MF     922908553    1,467     20,797   x                            x
VANGUARD                          MF     922908595    1,301     13,020   x                            x
VANGUARD                          MF     922908611    1,318     16,047   x                            x
VANGUARD                          MF     922908736    7,248     93,516   x                            x
VANGUARD                          MF     922908744    2,750     41,971   x                            x
WACHOVIA PFD FUNDING              PFD    92977V206      986     36,000   x                            x
                                                    363,953